COMMITMENTS AND CONTINGENCIES - Future lease payments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022 (excluding three months ended March 2022)	$ 122,631
2023	165,254		$ 163,158
2024	27,601		165,254
Total future minimum lease payments	315,486		356,013
Less effect of discounting	(18,104)
Present value of future minimum lease payments	297,382
2024			27,601
Rent expense	$ 44,957	$ 40,178	$ 167,167	$ 136,281